30. SUPPLEMENTAL CASH FLOW INFORMATION (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplemental Cash Flow Information
Income taxes paid	$ (109,193)	$ (85,503)	$ (122,401)
Income taxes received	2,885	22,512	1,929
Income taxes paid, net of income taxes received	$ (106,308)	$ (62,991)	$ (120,472)